Supplementary Information to the Statements of Comprehensive Income (Details 2) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Financial income:
Interest income on deposits	₪ 18	$ 5	₪ 55	₪ 11
Exchange differences, net				553
Revaluation of warrants	7,969		2,951	554
Revaluation of marketable securities			13	10
Finance income	18	5	3,019	1,128
Financial expenses:
Exchange differences, net	2,871	828
Revaluation of warrants	7,969	2,299
Bank commissions and other financial expenses	73	21	27	24
Financial expense	₪ 10,913	$ 3,148	₪ 303	₪ 24